LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	$ 263	$ 80
Interest On Lease Liabilities	52	16
Total Lease Expense	329	96
Other Information
Additions To Right Of Use Assets	1,233	94
Cash Paid For Amounts Included In The Measurement Of Lease Liabilities
Financing Cash Flows From Leases (interest)	44	16
Financing Cash Flows From Leases (principal)	213	67
Operating Cash Flows For Short Term And Low Value Asset Leases	13	0
Total Cash Outflows From Leases	270	83
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	1,229	318
Short-term And Low Value Assets Lease Expense	14	0
Land
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	57	54
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	140	248
Buildings
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	10	0
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	10	0
Office Space
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	196	26
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	$ 1,079	$ 70